Federated Hermes Emerging Markets Equity Fund
(formerly, Federated Emerging Markets Equity Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Argentina—6.2%
2,240	[1]	Globant SA	$397,779
662	[1]	Mercadolibre, Inc.	773,607
		TOTAL	1,171,386
		Brazil—3.9%
18,204		Notre Dame Intermedica Participacoes S.A.	246,220
13,529		Petroleo Brasileiro SA, ADR	110,532
11,818	[1]	Rumo SA	48,752
2,610	[1]	StoneCo Ltd.	133,110
4,011	[1]	XP, Inc.	198,103
		TOTAL	736,717
		Canada—1.1%
15,362	[1]	Equinox Gold Corp.	201,857
		China—37.3%
9,549		AAC Technologies Hldgs., Inc.	60,170
5,696	[1]	Alibaba Group Holding Ltd., ADR	1,634,923
144,852		China Aoyuan Group Ltd.	166,557
74,971		China Merchants Bank Co. Ltd.	356,457
103,677		China Pharmaceutical Enterprise and Investment Corp. Ltd.	229,671
143,875		CNOOC Ltd.	162,432
37,134		Haidilao International Holding Ltd.	238,901
790		Kweichow Moutai Co. Ltd.	205,549
2,531	[1]	Pinduoduo, Inc., ADR	225,107
21,367	[1]	Ping An Healthcare and Technology Company Ltd.	310,269
31,542		Ping An Insurance (Group) Co. of China Ltd.	334,220
8,753		Sunny Opitcal Technology Group Co. Ltd.	128,551
21,940		Tencent Holdings Ltd.	1,495,156
21,800		Wuxi Lead Intelligent Equipment Co. Ltd.	142,807
24,383	[1]	WuXi PharmaTech, Inc.	631,034
102,040		Xinyi Solar Holdings Ltd.	128,213
23,100		Yunnan Energy New Material Co., Ltd.	262,645
422,134		Zijin Mining Group Co. Ltd.	287,558
		TOTAL	7,000,220
		Egypt—2.2%
298,686	[1]	Cleopatra Hospital	94,600
46,368		Commercial International Bank Egypt	197,653
21,273	[1]	Integrated Diagnostics Holdings PLC	70,656
117,851		Juhayna Food Industries	52,122
		TOTAL	415,031
		Hong Kong—1.5%
26,968		AIA Group Ltd.	274,376
		Hungary—0.9%
4,957	[1]	OTP Bank RT	166,762
		India—3.2%
3,715	[1]	HDFC Bank Ltd., ADR	184,264
13,757		Relaxo Footwears Ltd.	122,303

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
10,388		Reliance Industries Ltd.	$285,917
		TOTAL	592,484
		Indonesia—0.9%
79,283		PT Bank Central Asia	170,695
		Kenya—0.8%
528,358		Safaricom Ltd.	146,002
		Philippines—0.7%
224,213		Ayala Land, Inc.	132,573
		Poland—1.8%
5,536	[1]	Dino Polska SA	335,118
		Qatar—0.4%
16,802		Qatar National Bank	83,089
		Russia—3.7%
5,557	[2]	TCS Group Holding PLC, GDR	136,424
8,255	[1]	Yandex NV	563,239
		TOTAL	699,663
		Singapore—2.4%
2,932	[1]	Sea Ltd., ADR	448,039
		South Korea—11.7%
1,745		Kakao Corp.	595,106
1,909		Samsung Electro-Mechanics Co.	198,922
10,205		Samsung Electronics Co. Ltd.	464,003
2,185		Samsung SDI Co. Ltd.	830,281
1,852		SK Hynix, Inc.	116,530
		TOTAL	2,204,842
		Taiwan—16.2%
20,359		Accton Technology Corp.	162,111
18,529		AirTac International Group	407,677
1,796		ASMedia Technology, Inc.	107,754
3,412		ASPEED Technology, Inc.	138,914
8,195		Hiwin Technologies Corp.	89,189
23,900		MediaTek, Inc.	452,397
7,931		Momo.com, Inc.	196,159
3,594		Silergy Corp.	227,647
68,320		Taiwan Semiconductor Manufacturing Co. Ltd	994,140
28,470		Win Semiconductors Corp.	276,378
		TOTAL	3,052,366
		Thailand—1.0%
118,001	[1]	Muangthai Capital PCL	188,054
		United Arab Emirates—0.0%
5,716	[1,3]	NMC Health PLC	0
		Vietnam—1.6%
18,000		JSC Bank of Foreign Trade of Vietnam	64,261
70,670	[1]	Vinhomes Joint Stock Company	238,590
		TOTAL	302,851
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,548,946)	18,322,125

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—3.0%
570,721	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[4] (IDENTIFIED COST $ 570,612)	$571,006
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $12,119,558)	18,893,131
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(101,679)
	TOTAL NET ASSETS—100%	$18,791,452
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2020	$1,213,444
Purchases at Cost	$1,402,984
Proceeds from Sales	$(2,045,246)
Change in Unrealized Appreciation/Depreciation	$(194)
Net Realized Gain/(Loss)	$18
Value as of 8/31/2020	$571,006
Shares Held as of 8/31/2020	570,721
Dividend Income	$427
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2020, these restricted securities amounted to $136,424, which represented 0.7% of total net assets.
Additional information on restricted securities held at August 31, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
TCS Group Holding PLC, GDR	2/5/2020	$67,889	$136,424
3
Market quotations and price evaluations are not available. Fair Value determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$5,396,556	$12,925,569	$0	$18,322,125
Investment Company	571,006	—	—	571,006
TOTAL SECURITIES	$5,967,562	$12,925,569	$0	$18,893,131
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt